Segmentation of key figures (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2018	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total assets	$ 145,563	$ 133,079		$ 133,075
Total liabilities	(66,871)	(58,852)
Total equity	78,692	74,227		$ 74,287	$ 74,891	$ 77,122
Net debt	16,184	19,047
Net operating assets	94,876	93,274
Property, plant and equipment	15,696	16,464
Additions to property, plant and equipment	1,774	1,728
Intangible assets and goodwill	74,013	61,747
Additions to intangible assets and goodwill	1,592	1,146
Investments in associated companies	8,352	15,370
Additions to investment in associated companies	29	46
Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments	15,964	9,485
Financial debts and derivative instruments	32,148	28,532			$ 23,802
Current income tax and deferred tax liabilities	9,513	6,891
Innovative Medicines
Disclosure of operating segments [line items]
Additions to investment in associated companies	18	6
Corporate
Disclosure of operating segments [line items]
Additions to investment in associated companies	11	40
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Total assets	67,055	52,657	[1]
Total liabilities	(13,056)	(11,457)
Net operating assets	53,999	41,200
Property, plant and equipment	10,098	10,857
Additions to property, plant and equipment	822	877
Intangible assets and goodwill	44,593	30,154	[1]
Additions to intangible assets and goodwill	1,265	984	[1]
Investments in associated companies	81	41
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Total assets	17,328	18,231
Total liabilities	(3,377)	(3,459)
Net operating assets	13,951	14,772
Property, plant and equipment	2,159	2,525
Additions to property, plant and equipment	294	326
Intangible assets and goodwill	9,712	10,993
Additions to intangible assets and goodwill	107	64
Investments in associated companies	7	7
Operating segments [member] | Alcon
Disclosure of operating segments [line items]
Total assets	25,971	26,412	[1]
Total liabilities	(1,964)	(1,893)
Net operating assets	24,007	24,519
Property, plant and equipment	2,878	2,403
Additions to property, plant and equipment	519	431
Intangible assets and goodwill	19,578	20,573	[1]
Additions to intangible assets and goodwill	196	82	[1]
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Total assets	35,209	35,779	[1]
Total liabilities	(48,474)	(42,043)
Property, plant and equipment	561	679
Additions to property, plant and equipment	139	94
Intangible assets and goodwill	130	27	[1]
Additions to intangible assets and goodwill	24	16	[1]
Investments in associated companies	8,264	15,322
Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments	15,964	9,485
Financial debts and derivative instruments	32,148	28,532
Current income tax and deferred tax liabilities	$ 9,513	$ 6,891

[1]	Restated to reflect the product transfers between the Innovative Medicines and the Alcon Division that was effective January 1, 2018, and the Alcon brand name reclassification from Corporate to the Alcon Division. These restatements had no impact on Sandoz or the total Group. See Note 3.